Short-Term Borrowings (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2024 USD ($)
Short-Term Borrowings [Abstract]
Short-term borrowings	¥ 31,734	¥ 15,687		$ 4,348
Short-term borrowings obtained	28,900	15,200
Interest expenses	¥ 803,000	¥ 313,000	¥ 162,000